Consolidated Balance Sheets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash	$ 44,395,988	$ 23,388,916
Accounts receivable	62,258,757	53,325,516
Prepaid expenses and other current assets	4,431,647	5,001,032
Assets, Current	111,086,392	81,715,464
Security deposits and other assets	4,832,048	1,750,303
Property and equipment (note 5)	63,713,509	64,176,795
Operating lease right-of-use assets (note 4)	127,061,894	126,675,770
Goodwill (notes 4 and 7)	351,609,561	355,667,004
Intangible assets (note 6)	6,748,073	9,432,480
Total assets	665,051,477	639,417,816
Current liabilities
Accounts payable and accrued liabilities (note 8)	34,295,256	26,325,508
Finance lease liabilities (note 10)	3,264,806	1,789,995
Operating lease liabilities (right-of-use) (notes 4 and 10)	9,345,656	9,276,298
Senior loans payable (note 11)	405,698	3,705,952
Earn-out liability (note 9)	4,688,553	7,529,962
Liabilities, Current	51,999,969	48,627,715
Finance lease liabilities (note 10)	12,308,780	6,625,409
Operating lease liabilities (right-of-use) (notes 4 and 10)	122,953,656	119,773,692
Senior loans payable (note 11)	389,580,046	336,276,370
Derivative financial instruments (note 11)		643,620
Subordinated notes payable – earn-out (note 12)		184,485
Earn-out liability (note 9)		7,304,105
Accrued payroll taxes (note 26)	1,346,088
Deferred tax liability	1,693,011	993,175
Total liabilities	579,881,550	520,428,571
Shareholders' equity
Additional paid-in capital (common shares: no par value, unlimited authorized number of shares, 70,178,428 and 69,840,928 shares issued and outstanding as of December 31, 2020 and December 31, 2019, respectively) (notes 13 and 16)	160,965,034	158,881,120
Deficit	(80,132,559)	(43,392,028)
Equity attributable to shareholders of Akumin Inc.	80,832,475	115,489,092
Non-controlling interests (note 25)	4,337,452	3,500,153
Total shareholders' equity	85,169,927	118,989,245
Total liabilities and shareholders' equity	$ 665,051,477	$ 639,417,816